Other provisions, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of provisions [text block]
6.3 PROVISIONS
The provisions recognized by the consolidated Group cover risks arising in the course of business. They are recognized using best estimates of the risks. This note provides a breakdown of all provisions disclosed separately on the liabilities side of the balance sheet. In addition to these items, other provisions net certain asset items and are disclosed in the specific notes on those assets.
Movements in long- and short-term provisions presented separately on the liabilities side of the balance sheet are set out below at December 31, 2024:

(Million euro)	LITIGATION AND TAXES	REPLACEMENTS AND UPGRADES, IFRIC 12	OTHER LONG- TERM RISKS	TOTAL NON-CURRENT PROVISIONS	SHORT-TERM PROVISIONS	TOTAL
Balance at December 31,2023	156	86	26	268	1,011	1,279
Scope changes and transfers	(3)	17	(2)	13	1	14
Charges:	41	42	1	85	297	382
Operating profit/(loss)	38	5	1	44	295	339
Net financial income/(expense)	—	—	—	—	2	2
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	—	—	—	—	—	—
Fixed asset depreciation	3	37	—	40	—	40
Reversals:	(8)	—	1	(8)	(252)	(260)
Operating profit/(loss)	(4)	—	1	(4)	(252)	(256)
Net financial income/(expense)	—	—	—	—	—	—
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	(4)	—	—	(4)	—	(4)
Fixed asset depreciation	—	—	—	—	—	—
Applications	(6)	(7)	—	(13)	(114)	(128)
Foreign exchange differences	1	7	—	9	15	24
Balance at December 31, 2024	182	145	26	353	958	1,311
Litigation and tax provisions
This includes the following provisions:
•Provisions to cover possible risks resulting from lawsuits and litigation in progress, amounting to EUR 97 million and EUR 71 million in 2024 and 2023, respectively, and largely relating to the Construction business (EUR 90 million in 2024 and EUR 68 million in 2023). This provision is recognized and reversed against changes to provisions in operating profit/(loss).
•Provisions for tax claims, amounting to EUR 85 million for both 2024 and 2023, arising in relation to local or central government duties, taxes or other levies as a result of the different possible interpretations of tax legislation in the various countries in which the Group operates (Note 6.5.1).
Provision for replacements under IFRIC 12
This heading includes provisions for replacement investments under IFRIC 12 (Note 1.3.3.2), totaling EUR 145 million and EUR 86 million in 2024 and 2023, respectively.
Provisions for other long-term risks
This heading includes provisions recognized to cover certain long-term risks other than those attributable to litigation or tax claims, such as third-party liability resulting from the performance of contracts, guarantees given and exposed to enforcement risk, and other similar items, which amounted to EUR 26 million at December 31, 2024 (EUR 26 million at December 31, 2023).
At December 31, 2024, it also contains the estimated cost of landfill closure and post-closure activities relating to Budimex and UK waste treatment businesses (Thalia). The provision is calculated based on a technical estimate of total landfill capacity consumed to date. It is recognized and reversed against changes to provisions in operating profit/loss, as and when the landfill closure costs are incurred. The balance recognized for this item at December 31, 2024 amounted to EUR 16 million.
Short-term provisions
This heading relates essentially to provisions for contracts with customers, such as provisions for deferred expenses (relating to construction project close-out costs under the contract), amounting to EUR 325 million and EUR 313 million in 2024 and 2023 respectively), and provisions for budgeted losses totaling EUR 531 million and EUR 606 million in 2024 and 2023 respectively.
Provisions for budgeted losses relate primarily to the Construction Division in the amount of EUR 504 million and EUR 561 million in 2024 and 2023 respectively, and the UK waste treatment businesses (Thalia) in the amount of EUR 26 million and EUR 46 million at December 31, 2024 and 2023, respectively.
The change during 2024 is explained by net provisions recognized in the Construction Division (EUR -17 million), basically in the Polish business, and to the application of provisions for budgeted losses in Colombia and US businesses (EUR -47 million). Additionally, also worth mentioning the impact in the UK waste treatment businesses (Thalia), explained by a provision recognition impact of EUR 16 million, offset by applications reaching EUR -37 million, mainly related to the Isle of Wight treatment plant.
For the accounting treatment of each provision, see Notes 1.3.3.3.and 1.3.3.4.v.